Segment Information (Results by Segment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Segment Reporting [Line Items]
Gross premiums written	$ 6,299,929		$ 5,587,894	$ 5,356,942
Net premiums written	5,803,364		5,119,926	4,953,470
(Increase) decrease in unearned premiums	(289,554)		(94,945)	16,126
Net premiums earned	5,513,810		5,024,981	4,969,596
Losses and loss expenses	(4,194,000)		(3,841,000)	(3,248,000)
Acquisition costs	(1,237,464)		(1,119,773)	(1,186,602)
Technical result	83,000		64,000	535,000
Other income	50,127		15,242	15,232
Other expenses	(305,568)		(348,398)	(471,905)
Underwriting result	(173,000)		(269,000)	78,000
Net investment income	415,921		402,071	410,864
Net realized and unrealized investment (losses) gains	(389,632)		232,491	26,266
Interest expense	(43,152)		(42,500)	(48,603)
Loss on redemption of debt	0		(1,566)	(22,203)
Amortization of intangible assets	(35,473)		(24,646)	(25,919)
Net foreign exchange (gains) losses	119,151		(108,244)	77,515
Income tax expense (benefit)	8,934		(10,358)	(25,923)
Interest in earnings (losses) of equity method investments	10,607		85,703	(22,919)
Net (loss) income	(85,994)		264,021	447,308
Non Life
Segment Reporting [Line Items]
Gross premiums written	5,065,000		4,605,000	4,553,000
Net premiums written	4,592,000		4,155,000	4,155,000
(Increase) decrease in unearned premiums	(290,000)		(100,000)	15,000
Net premiums earned	4,302,000		4,055,000	4,170,000
Losses and loss expenses	(3,169,000)		(3,006,000)	(2,567,000)
Acquisition costs	(1,108,000)		(1,023,000)	(1,095,000)
Technical result	25,000		26,000	508,000
Other income	30,000	[1]	(1,000)	2,000
Other expenses	(102,000)		(121,000)	(251,000)
Underwriting result	$ (47,000)		$ (96,000)	$ 259,000
Reinsurance Ratios [Abstract]
Loss ratio	73.70%	[2]	74.10%	61.60%
Acquisition ratio	25.80%	[3]	25.20%	26.30%
Technical ratio	99.50%	[4]	99.30%	87.90%
Other expense ratio	2.40%	[5]	3.00%	6.00%
Combined Ratio	101.90%	[6]	102.30%	93.90%
Non Life | P&C
Segment Reporting [Line Items]
Gross premiums written	$ 3,015,000	[1]	$ 2,671,000	$ 2,633,000
Net premiums written	2,722,000	[1]	2,375,000	2,379,000
(Increase) decrease in unearned premiums	(187,000)	[1]	(45,000)	24,000
Net premiums earned	2,535,000	[1]	2,330,000	2,403,000
Losses and loss expenses	(2,073,000)	[1]	(2,051,000)	(1,494,000)
Acquisition costs	(606,000)	[1]	(534,000)	(595,000)
Technical result	(144,000)	[1]	(255,000)	314,000
Other income	30,000	[1]	0	3,000
Other expenses	(75,000)	[1]	(88,000)	(163,000)
Underwriting result	$ (189,000)	[1]	$ (343,000)	$ 154,000
Reinsurance Ratios [Abstract]
Loss ratio	81.80%	[2]	88.00%	62.10%
Acquisition ratio	23.90%	[3]	22.90%	24.80%
Technical ratio	105.70%	[4]	110.90%	86.90%
Other expense ratio	3.00%	[5]	3.80%	6.80%
Combined Ratio	108.70%	[6]	114.70%	93.70%
Non Life | Specialty
Segment Reporting [Line Items]
Gross premiums written	$ 2,050,000		$ 1,934,000	$ 1,920,000
Net premiums written	1,870,000		1,780,000	1,776,000
(Increase) decrease in unearned premiums	(103,000)		(55,000)	(9,000)
Net premiums earned	1,767,000		1,725,000	1,767,000
Losses and loss expenses	(1,096,000)		(955,000)	(1,073,000)
Acquisition costs	(502,000)		(489,000)	(500,000)
Technical result	169,000		281,000	194,000
Other income	0	[1]	(1,000)	(1,000)
Other expenses	(27,000)		(33,000)	(88,000)
Underwriting result	$ 142,000		$ 247,000	$ 105,000
Reinsurance Ratios [Abstract]
Loss ratio	62.00%	[2]	55.40%	60.80%
Acquisition ratio	28.40%	[3]	28.40%	28.30%
Technical ratio	90.40%	[4]	83.80%	89.10%
Other expense ratio	1.50%	[5]	1.90%	4.90%
Combined Ratio	91.90%	[6]	85.70%	94.00%
Life and Health
Segment Reporting [Line Items]
Gross premiums written	$ 1,235,000	[1]	$ 983,000	$ 804,000
Net premiums written	1,211,000	[1]	965,000	799,000
(Increase) decrease in unearned premiums	1,000	[1]	5,000	1,000
Net premiums earned	1,212,000	[1]	970,000	800,000
Losses and loss expenses	(1,025,000)	[1]	(835,000)	(681,000)
Acquisition costs	(129,000)	[1]	(97,000)	(92,000)
Technical result	58,000	[1]	38,000	27,000
Other income	13,000	[1]	14,000	10,000
Other expenses	(51,000)	[1]	(44,000)	(44,000)
Underwriting result	20,000	[1]	8,000	(7,000)
Net investment income	66,000	[1]	60,000	58,000
Allocated underwriting result	86,000	[1]	68,000	51,000
Corporate and Other
Segment Reporting [Line Items]
Gross premiums written	0		0	0
Net premiums written	0		0	0
(Increase) decrease in unearned premiums	0		0	0
Net premiums earned	0		0	0
Losses and loss expenses	0		0	0
Acquisition costs	0		0	0
Technical result	0		0	0
Other income	7,000		2,000	3,000
Other expenses	(153,000)		(183,000)	(177,000)
Net investment income	350,000		342,000	353,000
Net realized and unrealized investment (losses) gains	(390,000)		232,000	26,000
Interest expense	(43,000)		(42,000)	(49,000)
Loss on redemption of debt			(2,000)	(22,000)
Amortization of intangible assets	(35,000)		(25,000)	(26,000)
Net foreign exchange (gains) losses	119,000		(108,000)	78,000
Income tax expense (benefit)	9,000		(10,000)	(26,000)
Interest in earnings (losses) of equity method investments	11,000		86,000	(23,000)
Previously Reported | Life and Health
Segment Reporting [Line Items]
Gross premiums written	405,000		416,000	364,000
Net premiums written	356,000		379,000	318,000
(Increase) decrease in unearned premiums	12,000		(12,000)	(1,000)
Net premiums earned	368,000		367,000	317,000
Losses and loss expenses	(309,000)		(431,000)	(246,000)
Acquisition costs	(30,000)		(39,000)	(39,000)
Technical result	29,000		(103,000)	32,000
Other expenses	(12,000)		(17,000)	(22,000)
Underwriting result	17,000		(120,000)	10,000
Restatement Adjustment | Non Life | P&C
Segment Reporting [Line Items]
Gross premiums written	405,000		416,000	364,000
Net premiums written	356,000		379,000	318,000
(Increase) decrease in unearned premiums	12,000		(12,000)	(1,000)
Net premiums earned	368,000		367,000	317,000
Losses and loss expenses	(309,000)		(431,000)	(246,000)
Acquisition costs	(30,000)		(39,000)	(39,000)
Technical result	29,000		(103,000)	32,000
Other expenses	(12,000)		(17,000)	(22,000)
Underwriting result	$ 17,000		$ (120,000)	$ 10,000

[1]	In 2018, the executive management responsibility and reporting for U.S. health business was reallocated from the Life and Health segment to the P&C segment as part of an internal organizational change. As a result, the financial results for U.S. health business for 2018 has been included in the P&C segment and the impacted 2017 and 2016 comparatives have been reclassified from the Life and Health to the P&C segment to conform to current presentation.
[2]	Loss ratio is obtained by dividing losses and loss expenses by net premiums earned.
[3]	Acquisition ratio is obtained by dividing acquisition costs by net premiums earned.
[4]	Technical ratio is defined as the sum of the loss ratio and the acquisition ratio.
[5]	Other expense ratio is obtained by dividing other expenses by net premiums earned.
[6]	Combined ratio is defined as the sum of the technical ratio and the other expense ratio.